Average Annual Total Returns - First Trust Short Duration High Income Fund	A before tax 1 Year	A before tax 5 Years	A before tax Since Inception	A before tax Inception Date	A After tax on distributions 1 Year	A After tax on distributions 5 Years	A After tax on distributions Since Inception	A After tax on distributions Inception Date	A After tax on distributions and sale of fund shares 1 Year	A After tax on distributions and sale of fund shares 5 Years	A After tax on distributions and sale of fund shares Since Inception	A After tax on distributions and sale of fund shares Inception Date	C before tax 1 Year	C before tax 5 Years	C before tax Since Inception	C before tax Inception Date	I before tax 1 Year	I before tax 5 Years	I before tax Since Inception	I before tax Inception Date	Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year		Blended Index (reflects no deduction for fees, expenses or taxes) 5 Years		Blended Index (reflects no deduction for fees, expenses or taxes) Since Inception		Blended Index (reflects no deduction for fees, expenses or taxes) Inception Date		ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses or taxes) 1 Year		ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses or taxes) 5 Years		ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses or taxes) Since Inception		ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses or taxes) Inception Date		S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1 Year		S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5 Years		S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) Since Inception		S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(0.22%)	4.15%	3.63%	Nov. 01, 2012	(1.68%)	2.29%	1.79%	Nov. 01, 2012	(0.18%)	2.34%	1.93%	Nov. 01, 2012	1.61%	4.14%	3.31%	Nov. 01, 2012	3.63%	5.17%	4.34%	Nov. 01, 2012	4.61%	[1],[2]	6.83%	[1],[2]	5.05%	[1],[2]	Nov. 01, 2012	[1],[2]	6.07%	[1]	8.42%	[1]	5.99%	[1]	Nov. 01, 2012	[1]	3.12%	[1]	5.24%	[1]	4.08%	[1]	Nov. 01, 2012	[1]

[1]	Since Inception Index returns are based on inception date of the Fund.
[2]	The Blended Index return is a 50/50 split between the ICE BofA US High Yield Constrained Index and the S&P/LSTA Leveraged Loan Index returns. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.